Form N-1A Supplement	Apr. 30, 2026
TIFF Multi-Asset Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

TIFF Investment Program (“TIP”)

Supplement dated April 30, 2026

to the Prospectus dated April 30, 2026

TIFF Multi-Asset Fund

(the “Fund”)

For shareholders who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in the fund summary section of the prospectus.